CHANGES TO IFRS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes to IFRS Not Yet Adopted	CHANGES TO IFRS NOT YET ADOPTED
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16 Property, plant and equipment (IAS 16))
From January 1, 2022, any proceeds and related costs from selling items produced while bringing property, plant and equipment classified as assets under construction to the location and condition necessary for it to be capable of operating in the manner intended by management are recognised in the Consolidated Statement of Income in accordance with applicable accounting policies.
These amendments are applied retrospectively, but only to items of property, plant and equipment on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments.
Based on the assessment performed, this accounting policy change has no material impact.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12 Income taxes (IAS 12))
In May 2021, amendments to IAS 12 were published to require companies to recognise deferred tax on particular transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments will typically apply to transactions where assets and liabilities are recognised from a single transaction, such as leases for the lessee and decommissioning and restoration obligations.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023, and should be applied on a modified retrospective basis.
Shell is in the process of evaluating the impact of these amendments. They are not expected to have a significant effect on future financial reporting.
Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets (IAS 37))
The amendments to IAS 37 add additional clarity on which costs an entity includes when assessing whether a contract is onerous. The amendments specify that the cost of fulfilling a contract comprises the costs that relate directly to the contract. Those costs include both incremental costs and an allocation of other costs as long as these relate directly to fulfilling a contract.
The amendments are effective from January 1, 2022, and apply to all contracts within the scope of IAS 37. These amendments have no material impact.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS continued
3 – CHANGES TO IFRS NOT YET ADOPTED continued
IFRS 17 Insurance contracts (IFRS 17)
IFRS 17 was issued in 2017, with amendments published in 2020 and 2021, and is required to be adopted for annual reporting periods beginning on or after January 1, 2023. The IFRS 17 model combines a current balance sheet measurement of insurance contracts with recognition of profit over the period that services are provided. The general model in the standard requires insurance contract liabilities to be measured using probability-weighted current estimates of future cash flows, an adjustment for risk, and a contractual service margin representing the profit expected from fulfilling the contracts. Effects of changes in the estimates of future cash flows and the risk adjustment relating to future services are recognised over the period services are provided rather than immediately in profit or loss. Shell is in the process of evaluating the initial impact of this standard.